SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Segment reporting [Line Items]
Revenues from external customers	¥ 485,633	$ 76,206	¥ 223,011	¥ 198,363
Cost of sales	(542,530)	(85,135)	(209,928)	(214,193)
Gross profit (loss)	(56,897)	$ (8,929)	13,083	(15,830)
Total assets	6,229,951		5,334,538		$ 977,615
Network Segment [Member]
Segment reporting [Line Items]
Revenues from external customers	324,458		115,959	121,537
Cost of sales	(253,826)		(52,725)	(77,131)
Gross profit (loss)	70,632		63,234	44,406
Hospital
Segment reporting [Line Items]
Revenues from external customers	161,175		107,052	76,826
Cost of sales	(288,704)		(157,203)	(137,062)
Gross profit (loss)	(127,529)		(50,151)	¥ (60,236)
Operation segment [Member]
Segment reporting [Line Items]
Total assets	6,229,951		5,334,538		977,615
Operation segment [Member] | Network Segment [Member]
Segment reporting [Line Items]
Total assets	1,849,432		1,725,936		290,216
Operation segment [Member] | Hospital
Segment reporting [Line Items]
Total assets	¥ 4,380,519		¥ 3,608,602		$ 687,399